Mortgage-Backed Securities Held to Maturity	12 Months Ended
Dec. 31, 2011
Mortgage-Backed Securities Held to Maturity [Abstract]
Mortgage-Backed Securities Held to Maturity
Note 5 – Mortgage-Backed Securities Held to Maturity

The amortized cost and fair value of mortgage-backed securities held to maturity at December 31, 2011 and December 31, 2010 are summarized below (in thousands):
	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to Maturity:
FNMA pass-through certificates	$2,055	$211	$-	$2,266
FHLMC pass-through certificates	1,833	149	-	1,982
	$3,888	$360	$-	$4,248

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held to Maturity:
FNMA pass-through certificates	$2,803	$222	$-	$3,025
FHLMC pass-through certificates	2,603	182	-	2,785
	$5,406	$404	$-	$5,810

The amortized cost and fair value of mortgage-backed securities held to maturity at December 31, 2011, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Due after five years through ten years	$1,833	$1,982
Due after ten years	2,055	2,266
	$3,888	$4,248